CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income	$ 205,160	$ 155,810	$ 198,075
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	(18,121)	70,559	30,598
Depreciation and amortization	32,136	33,337	28,138
Stock-based compensation expense	9,635	7,678	7,969
Pension expense (income)	3,365	2,484	1,041
Net amortization (accretion) on investment securities	28,987	21,053	11,430
Net (gain) loss on sales/transfers of investments securities	759	(4,563)	406
Equity Securities, FV-NI, Unrealized Gain (Loss)	(702)	(9,045)	(575)
Originations of loans held for sale	(794,524)	(942,207)	(390,578)
Net (gains) losses on sales of loans held for sale	(33,021)	(51,176)	(14,851)
Proceeds from sales of loans held for sale	825,102	965,960	396,121
Deferred income taxes	12,087	(8,380)	12,590
Operating Lease, Expense	7,425	7,897	7,324
Operating Lease, Payments	(6,860)	(8,196)	(7,335)
Life Insurance, Corporate or Bank Owned, Change in Value	(472)	1,506	3,748
Decrease (increase) in interest receivable	6,463	(9,697)	2,117
(Decrease) increase in interest payable	(1,889)	(7,431)	1,545
Decrease (increase) in other assets	138,225	(288,857)	(165,902)
(Decrease) increase in other liabilities	(24,237)	176,168	71,964
Net cash provided by (used in) operating activities	390,462	109,888	186,329
Investing activities
Proceeds from Sale of Debt Securities, Available-for-sale	375,276	122,248	519,136
Proceeds from calls, paydowns and maturities of securities available-for-sale	1,139,498	904,821	557,034
Payments to Acquire Debt Securities, Available-for-sale	(2,418,290)	(1,551,952)	(834,743)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	34,563	41,736	18,062
Purchases of securities held-to-maturity	(1,000)	(30,250)	0
Proceeds from Maturities, Prepayments and Calls of Other Investments	42,403	29,526	0
Purchases of other investment securities	(11,474)	(28,659)	(12,120)
Net decrease (increase) in interest-bearing deposits with other banks	(194,506)	36,643	(19,210)
Proceeds from Sale of Loans Held-for-investment	141,072	0	0
Payments for (Proceeds from) Other Loans and Leases	(503,203)	714,594	409,557
Proceeds from Sale of Other Real Estate	1,278	2,076	1,453
Purchases of premises and equipment	(15,333)	(16,466)	(20,934)
Net cash acquired (paid) in business combinations	(109,024)	0	(51,663)
(Payments for) Proceeds from Branch Divestitures	0	0	(118)
Net cash provided by (used in) investing activities	(512,334)	(1,204,871)	(252,424)
Financing activities
Net (decrease) increase in total deposits	639,951	2,021,774	69,953
Net (decrease) increase in short-term borrowings	129,609	(1,149,587)	275,490
Payments on long-term borrowings	(463,382)	(681,511)	(159,653)
Proceeds from FHLBank Borrowings, Financing Activities	0	1,040,975	0
Cash dividends paid on common stock	(87,316)	(89,691)	(89,097)
Treasury stock purchase	(108,077)	(16,686)	(66,218)
Proceeds from exercise of stock options	64	72	90
Net cash provided by (used in) financing activities	110,849	1,125,346	30,565
Cash and due from banks
Net (decrease) increase in Cash and due from banks	(11,023)	30,363	(35,530)
Cash and due from banks at beginning of year	231,054	200,691	236,221
Cash and due from banks at end of year	220,031	231,054	200,691
Supplemental disclosures
Interest paid	32,841	75,884	121,779
Income taxes paid	17,689	32,579	27,497
Acquisition of other real estate owned through foreclosure	98	1,017	2,448
Issuance of restricted stock awards	12,231	9,370	10,488
Securities transferred from HTM to AFS	0	0	268,703
Common stock issued in bank acquisitions	10,000	0	60,934
us-gaap_OperatingLeaseRightOfUseAsset	0	0	60,249
us-gaap_OperatingLeaseLiability	0	0	65,799
Supplemental schedule for investing activities
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Assets, Net Of Purchase Consideration	62,916	0	(39,140)
Total liabilities assumed	125,894	0	18,380
Goodwill	$ 62,978	$ 0	$ 57,520